Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) - shares		6 Months Ended
	Nov. 25, 2020	Jun. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Number of warrants issued	7,894,734	0